Guarantee of Registered Securities	12 Months Ended
Dec. 31, 2019
Guarantee of Registered Securities
Guarantee of Registered Securities	Guarantee of Registered Securities
As described in Note 17 “Claims, Lawsuits, and Other Contingencies,” and in connection with the Reorganization, Aon plc (an Irish Company referred to herein as “Aon Ireland”) and Aon Global Holdings Limited entered into various agreements pursuant to which they agreed to guarantee the obligations of Aon Corporation arising under issued and outstanding debt securities, that were previous guaranteed solely by Aon plc (a UK company referred to herein as “Aon UK”), including the 5.00% Notes due September 2020, the 2.20% Notes due November 2022, the 8.205% Notes due January 2027, the 4.50% Senior Notes due December 2028, the 3.75% Senior Notes due May 2029 and the 6.25% Notes due September 2040 (collectively, the “Aon Corporation Notes”). Aon UK is a 100% directly owned subsidiary of Aon Ireland. Aon Corporation and Aon Global Holdings Limited are 100% indirectly owned subsidiaries of Aon Ireland. All guarantees of Aon Ireland, Aon UK, and Aon Global Holdings Limited are joint and several as well as full and unconditional. There are no subsidiaries other than those listed above that guarantee the Aon Corporation Notes.
In addition, Aon Ireland and Aon Global Holdings Limited entered into an agreement pursuant to which they guaranteed the obligations of Aon UK arising under the 4.25% Notes due December 2042 exchanged for Aon Corporation’s outstanding 8.205% Notes due January 2027, and has also guaranteed the obligations of Aon UK arising under the 4.45% Notes due May 2043, the 4.00% Notes due November 2023, the 2.875% Notes due May 2026, the 3.50% Notes due June 2024, the 4.60% Notes due June 2044, the 4.75% Notes due May 2045, the 2.80% Notes due March 2021, and the 3.875% Notes due December 2025, all previously guaranteed solely by Aon Corporation, (collectively, the “Aon UK Notes”). Aon UK, Aon Global Holdings Limited, and Aon Corporation are 100% indirectly owned subsidiaries of Aon Ireland. All guarantees of Aon Ireland, Aon Global Holdings Limited, and Aon Corporation are joint and several as well as full and unconditional. There are no subsidiaries other than those listed above that guarantee the Aon UK Notes.
In connection with the Reorganization referenced above, the Company has reflected these new guarantees on the Condensed Consolidating Statements of Income, Condensed Consolidating Statements of Comprehensive Income, and Condensed Consolidating Statements of Cash Flows for the twelve months ended December 31, 2019, 2018, and 2017 and the Condensed Consolidating Statements of Financial Position as of December 31, 2019 and 2018.
In December 2018, Aon plc obtained direct ownership in two subsidiaries that were previously indirectly owned by Aon Corporation. In 2019, Aon Corporation obtained indirect ownership of subsidiaries that were previously indirectly owned by Aon plc. The financial results of both subsidiaries are included in the Other Non-Guarantor Subsidiaries column of the Condensed Consolidating Financial Statements. The Company has reflected this transfer on the Condensed Consolidating Statements of Income and Condensed Consolidating Statements of Comprehensive Income for the periods ended December 31, 2017 and December 31, 2018 and the Condensed Consolidating Statement of Financial Position for the period ended December 31, 2018.
Aon Ireland was not part of the common control group until November 2019, therefore no balances are reflected in the Condensed Consolidating Statements of Income and Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2018 and 2017, the Condensed Consolidating Statements of Financial Position as of December 31, 2018 and 2017, and the Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2018 and 2017.
The following tables set forth Condensed Consolidating Statements of Income and Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2019, 2018, and 2017, Condensed Consolidating Statements of Financial Position as of December 31, 2019, 2018, and 2017, and Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2019, 2018, and 2017, in accordance with Rule 3-10 of Regulation S-X. The Condensed Consolidating Financial Information includes the accounts of Aon Ireland, the accounts of Aon UK, the accounts of Aon Global Holdings Limited, the accounts of Aon Corporation, and the combined accounts of the Other Non-Guarantor Subsidiaries. The Condensed Consolidating Financial Statements are presented in all periods as a merger under common control. The principal consolidating adjustments are to eliminate the investment in subsidiaries and intercompany balances and transactions.
Condensed Consolidating Statement of Income

	Year Ended December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Total revenue	$—	$—	$—	$—	$11,013	$—	$11,013
Expenses
Compensation and benefits	—	49	—	20	5,985	—	6,054
Information technology	—	—	—	—	494	—	494
Premises	—	—	—	23	316	—	339
Depreciation of fixed assets	—	—	—	—	172	—	172
Amortization and impairment of intangible assets	—	—	—	—	392	—	392
Other general expense	—	10	—	4	1,379	—	1,393
Total operating expenses	—	59	—	47	8,738	—	8,844
Operating income (loss)	—	(59)	—	(47)	2,275	—	2,169
Interest income	—	—	—	39	67	(98)	8
Interest expense	—	(188)	(81)	(133)	(3)	98	(307)
Intercompany interest income (expense)	—	21	—	(464)	443	—	—
Intercompany other income (expense)	—	185	—	(362)	177	—	—
Other income (expense)	—	18	—	(60)	51	(8)	1
Income (loss) from continuing operations before income taxes	—	(23)	(81)	(1,027)	3,010	(8)	1,871
Income tax expense (benefit)	—	(12)	(8)	(182)	499	—	297
Net income (loss) from continuing operations	—	(11)	(73)	(845)	2,511	(8)	1,574
Net income (loss) from discontinued operations	—	—	—	—	(1)	—	(1)
Net income (loss) before equity in earnings of subsidiaries	—	(11)	(73)	(845)	2,510	(8)	1,573
Equity in earnings of subsidiaries	1,540	1,551	283	1,254	—	(4,628)	—
Net income	1,540	1,540	210	409	2,510	(4,636)	1,573
Less: Net income attributable to noncontrolling interests	—	—	—	—	41	—	41
Net income attributable to Aon shareholders	$1,540	$1,540	$210	$409	$2,469	$(4,636)	$1,532
Condensed Consolidating Statement of Income

	Year Ended December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Total revenue	$—	$—	$—	$—	$10,770	$—	$10,770
Expenses
Compensation and benefits	—	74	—	(1)	6,030	—	6,103
Information technology	—	—	—	—	484	—	484
Premises	—	—	—	—	370	—	370
Depreciation of fixed assets	—	—	—	—	176	—	176
Amortization and impairment of intangible assets	—	—	—	—	593	—	593
Other general expense	—	4	—	90	1,406	—	1,500
Total operating expenses	—	78	—	89	9,059	—	9,226
Operating income (loss)	—	(78)	—	(89)	1,711	—	1,544
Interest income	—	—	—	58	60	(113)	5
Interest expense	—	(203)	(83)	(101)	(4)	113	(278)
Intercompany interest income (expense)	—	15	—	(514)	499	—	—
Intercompany other income (expense)	—	65	—	(373)	308	—	—
Other income (expense)	—	41	—	(48)	3	(21)	(25)
Income (loss) from continuing operations before income taxes	—	(160)	(83)	(1,067)	2,577	(21)	1,246
Income tax expense (benefit)	—	(60)	(15)	(192)	413	—	146
Net income (loss) from continuing operations	—	(100)	(68)	(875)	2,164	(21)	1,100
Net income (loss) from discontinued operations	—	—	—	—	74	—	74
Net income (loss) before equity in earnings of subsidiaries	—	(100)	(68)	(875)	2,238	(21)	1,174
Equity in earnings of subsidiaries	—	1,255	100	1,009	—	(2,364)	—
Net income	—	1,155	32	134	2,238	(2,385)	1,174
Less: Net income attributable to noncontrolling interests	—	—	—	—	40	—	40
Net income attributable to Aon shareholders	$—	$1,155	$32	$134	$2,198	$(2,385)	$1,134
Condensed Consolidating Statement of Income

	Year Ended December 31, 2017
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Total revenue	$—	$—	$—	$—	$9,998	$—	$9,998
Expenses
Compensation and benefits	—	150	—	26	5,827	—	6,003
Information technology	—	—	—	—	419	—	419
Premises	—	—	—	—	348	—	348
Depreciation of fixed assets	—	—	—	—	187	—	187
Amortization and impairment of intangible assets	—	—	—	—	704	—	704
Other general expense	—	12	—	20	1,240	—	1,272
Total operating expenses	—	162	—	46	8,725	—	8,933
Operating income (loss)	—	(162)	—	(46)	1,273	—	1,065
Interest income	—	—	—	52	37	(62)	27
Interest expense	—	(202)	(33)	(94)	(15)	62	(282)
Intercompany interest income (expense)	—	14	1	(543)	528	—	—
Intercompany other income (expense)	—	282	—	(385)	103	—	—
Other income (expense)	—	(62)	—	12	(93)	18	(125)
Income (loss) from continuing operations before income taxes	—	(130)	(32)	(1,004)	1,833	18	685
Income tax expense (benefit)	—	(43)	(6)	(110)	409	—	250
Net income (loss) from continuing operations	—	(87)	(26)	(894)	1,424	18	435
Net income (loss) from discontinued operations	—	—	—	—	828	—	828
Net income (loss) before equity in earnings of subsidiaries	—	(87)	(26)	(894)	2,252	18	1,263
Equity in earnings of subsidiaries	—	1,295	457	1,141	—	(2,893)	—
Net income	—	1,208	431	247	2,252	(2,875)	1,263
Less: Net income attributable to noncontrolling interests	—	—	—	—	37	—	37
Net income attributable to Aon shareholders	$—	$1,208	$431	$247	$2,215	$(2,875)	$1,226

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$1,540	$1,540	$210	$409	$2,510	$(4,636)	$1,573
Less: Net income attributable to noncontrolling interests	—	—	—	—	41	—	41
Net income attributable to Aon shareholders	1,540	1,540	210	409	2,469	(4,636)	1,532
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments	—	—	—	3	—	—	3
Foreign currency translation adjustments	—	—	—	—	6	8	14
Postretirement benefit obligation	—	—	—	(44)	(97)	—	(141)
Total other comprehensive income (loss)	—	—	—	(41)	(91)	8	(124)
Equity in other comprehensive income (loss) of subsidiaries, net of tax	(132)	(132)	(172)	(131)	—	567	—
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	—	—	—
Total other comprehensive income (loss) attributable to Aon shareholders	(132)	(132)	(172)	(172)	(91)	575	(124)
Comprehensive income (loss) attributable to Aon shareholders	$1,408	$1,408	$38	$237	$2,378	$(4,061)	$1,408

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$—	$1,155	$32	$134	$2,238	$(2,385)	$1,174
Less: Net income attributable to noncontrolling interests	—	—	—	—	40	—	40
Net income attributable to Aon shareholders	—	1,155	32	134	2,198	(2,385)	1,134
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments	—	—	—	—	11	—	11
Foreign currency translation adjustments	—	—	—	—	(465)	21	(444)
Postretirement benefit obligation	—	—	—	(2)	19	—	17
Total other comprehensive income (loss)	—	—	—	(2)	(435)	21	(416)
Equity in other comprehensive income (loss) of subsidiaries, net of tax	—	(433)	(417)	(415)	—	1,265	—
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	(4)	—	(4)
Total other comprehensive income (loss) attributable to Aon shareholders	—	(433)	(417)	(417)	(431)	1,286	(412)
Comprehensive income (loss) attributable to Aon shareholders	$—	$722	$(385)	$(283)	$1,767	$(1,099)	$722
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2017
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$—	$1,208	$431	$247	$2,252	$(2,875)	$1,263
Less: Net income attributable to noncontrolling interests	—	—	—	—	37	—	37
Net income attributable to Aon shareholders	—	1,208	431	247	2,215	(2,875)	1,226
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments	—	—	—	3	9	—	12
Foreign currency translation adjustments	—	—	—	—	408	(18)	390
Postretirement benefit obligation	—	—	—	(101)	120	—	19
Total other comprehensive income (loss)	—	—	—	(98)	537	(18)	421
Equity in other comprehensive income (loss) of subsidiaries, net of tax	—	434	417	515	—	(1,366)	—
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	5	—	5
Total other comprehensive income (loss) attributable to Aon shareholders	—	434	417	417	532	(1,384)	416
Comprehensive income (loss) attributable to Aon shareholders	$—	$1,642	$848	$664	$2,747	$(4,259)	$1,642

Condensed Consolidating Statement of Financial Position

	As of December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$—	$—	$—	$2,271	$2,619	$(4,100)	$790
Short-term investments	—	—	—	28	110	—	138
Receivables, net	—	—	—	—	3,112	—	3,112
Fiduciary assets	—	—	—	—	11,834	—	11,834
Intercompany receivables	—	246	89	1,214	12,710	(14,259)	—
Other current assets	—	—	—	7	595	—	602
Total current assets	—	246	89	3,520	30,980	(18,359)	16,476
Goodwill	—	—	—	—	8,165	—	8,165
Intangible assets, net	—	—	—	—	783	—	783
Operating lease right-of-use assets	—	—	—	110	819	—	929
Fixed assets, net	—	—	—	—	621	—	621
Deferred tax assets	—	89	4	577	165	(190)	645
Intercompany receivables	—	868	—	261	7,046	(8,175)	—
Prepaid pension	—	—	—	7	1,209	—	1,216
Other non-current assets	—	—	—	32	538	—	570
Investment in subsidiary	3,375	8,899	12,211	19,470	—	(43,955)	—
Total assets	$3,375	$10,102	$12,304	$23,977	$50,326	$(70,679)	$29,405

Liabilities and equity
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$—	$2,157	$1,994	$56	$1,832	$(4,100)	$1,939
Short-term debt and current portion of long-term debt	—	112	—	600	—	—	712
Fiduciary liabilities	—	—	—	—	11,834	—	11,834
Intercompany payables	—	234	61	12,978	986	(14,259)	—
Other current liabilities	—	—	—	80	1,006	—	1,086
Total current liabilities	—	2,503	2,055	13,714	15,658	(18,359)	15,571
Long-term debt	—	4,223	—	2,404	—	—	6,627
Non-current operating lease liabilities	—	—	—	143	801	—	944
Deferred tax liabilities	—	—	—	—	389	(190)	199
Pension, other postretirement, and other post-employment liabilities	—	—	—	1,348	390	—	1,738
Intercompany payables	—	—	—	7,212	963	(8,175)	—
Other non-current liabilities	—	1	—	113	763	—	877
Total liabilities	—	6,727	2,055	24,934	18,964	(26,724)	25,956

Equity
Total Aon shareholders' equity	3,375	3,375	10,249	(957)	31,288	(43,955)	3,375
Noncontrolling interests	—	—	—	—	74	—	74
Total equity	3,375	3,375	10,249	(957)	31,362	(43,955)	3,449
Total liabilities and equity	$3,375	$10,102	$12,304	$23,977	$50,326	$(70,679)	$29,405
Condensed Consolidating Statement of Financial Position

	As of December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$—	$—	$—	$862	$3,473	$(3,679)	$656
Short-term investments	—	—	—	56	116	—	172
Receivables, net	—	—	—	—	2,760	—	2,760
Fiduciary assets	—	—	—	—	10,166	—	10,166
Intercompany receivables	—	191	20	897	11,614	(12,722)	—
Other current assets	—	—	—	16	602	—	618
Total current assets	—	191	20	1,831	28,731	(16,401)	14,372
Goodwill	—	—	—	—	8,171	—	8,171
Intangible assets, net	—	—	—	—	1,149	—	1,149
Fixed assets, net	—	—	—	—	588	—	588
Deferred tax assets	—	94	4	467	140	(144)	561
Intercompany receivables	—	403	—	261	7,225	(7,889)	—
Prepaid pension	—	—	—	5	1,128	—	1,133
Other non-current assets	—	1	—	30	417	—	448
Investment in subsidiary	—	8,433	4,421	19,031	—	(31,885)	—
Total assets	$—	$9,122	$4,445	$21,625	$47,549	$(56,319)	$26,422

Liabilities and equity
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$—	$274	$3,463	$70	$1,815	$(3,679)	$1,943
Short-term debt and current portion of long-term debt	—	250	—	—	1	—	251
Fiduciary liabilities	—	—	—	—	10,166	—	10,166
Intercompany payables	—	213	1	11,875	633	(12,722)	—
Other current liabilities	—	—	—	69	867	—	936
Total current liabilities	—	737	3,464	12,014	13,482	(16,401)	13,296
Long-term debt	—	4,231	—	1,762	—	—	5,993
Deferred tax liabilities	—	—	—	—	325	(144)	181
Pension, other postretirement, and other post-employment liabilities	—	—	—	1,275	361	—	1,636
Intercompany payables	—	—	—	7,390	499	(7,889)	—
Other non-current liabilities	—	3	—	167	927	—	1,097
Total liabilities	—	4,971	3,464	22,608	15,594	(24,434)	22,203

Equity
Total Aon shareholders' equity	—	4,151	981	(983)	31,887	(31,885)	4,151
Noncontrolling interests	—	—	—	—	68	—	68
Total equity	—	4,151	981	(983)	31,955	(31,885)	4,219
Total liabilities and equity	$—	$9,122	$4,445	$21,625	$47,549	$(56,319)	$26,422

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	$—	$280	$1,346	$(140)	$2,254	$(1,905)	$1,835
Cash provided by operating activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) operating activities	—	280	1,346	(140)	2,254	(1,905)	1,835

Cash flows from investing activities
Proceeds from investments	—	—	123	29	189	(280)	61
Payments for investments	—	—	—	(62)	(124)	73	(113)
Net sales (purchases) of short-term investments — non-fiduciary	—	—	—	28	7	—	35
Acquisition of businesses, net of cash acquired	—	—	—	—	(39)	—	(39)
Sale of businesses, net of cash sold	—	—	—	—	52	—	52
Capital expenditures	—	—	—	—	(225)	—	(225)
Cash used for investing activities - continuing operations	—	—	123	(5)	(140)	(207)	(229)
Cash used for investing activities - discontinued operations	—	—	—	—	—	—	—
Cash used for investing activities	—	—	123	(5)	(140)	(207)	(229)

Cash flows from financing activities
Share repurchase	—	(1,960)	(1,469)	—	—	—	(1,960)
Advances from (to) affiliates	—	2,350	—	314	(2,886)	1,691	—
Issuance of shares for employee benefit plans	—	(131)	—	—	—	—	(131)
Issuance of debt	—	2,739	—	3,313	—	—	6,052
Repayment of debt	—	(2,868)	—	(2,073)	—	—	(4,941)
Cash dividends to shareholders	—	(410)	—	—	—	—	(410)
Noncontrolling interests and other financing activities	—	—	—	—	(103)	—	(103)
Cash provided by (used for) financing activities - continuing operations	—	(280)	(1,469)	1,554	(2,989)	1,691	(1,493)
Cash used for financing activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) financing activities	—	(280)	(1,469)	1,554	(2,989)	1,691	(1,493)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	21	—	21
Net increase (decrease) in cash and cash equivalents	—	—	—	1,409	(854)	(421)	134
Cash and cash equivalents at beginning of year	—	—	—	862	3,473	(3,679)	656
Cash and cash equivalents at end of year	$—	$—	$—	$2,271	$2,619	$(4,100)	$790

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities
Cash provided by operating activities - continuing operations	$—	$1,575	$2,676	$3	$2,700	$(5,268)	$1,686
Cash provided by operating activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by operating activities	—	1,575	2,676	3	2,700	(5,268)	1,686

Cash flows from investing activities
Proceeds from investments	—	—	—	24	955	(908)	71
Payments for investments	—	(13)	—	(47)	(33)	13	(80)
Net sales (purchases) of short-term investments — non-fiduciary	—	—	—	299	49	—	348
Acquisition of businesses, net of cash acquired	—	—	—	—	(58)	—	(58)
Sale of businesses, net of cash sold	—	—	—	—	(10)	—	(10)
Capital expenditures	—	—	—	—	(240)	—	(240)
Cash provided by (used for) investing activities - continuing operations	—	(13)	—	276	663	(895)	31
Cash used for investing activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) investing activities	—	(13)	—	276	663	(895)	31

Cash flows from financing activities
Share repurchase	—	(1,470)	—	—	—	—	(1,470)
Advances from (to) affiliates	—	156	(2,676)	(2,291)	(2,523)	7,334	—
Issuance of shares for employee benefit plans	—	(149)	—	—	—	—	(149)
Issuance of debt	—	1,723	—	4,028	3	—	5,754
Repayment of debt	—	(1,441)	—	(3,678)	(298)	—	(5,417)
Cash dividends to shareholders	—	(382)	—	—	—	—	(382)
Noncontrolling interests and other financing activities	—	—	—	—	(35)	—	(35)
Cash used for financing activities - continuing operations	—	(1,563)	(2,676)	(1,941)	(2,853)	7,334	(1,699)
Cash used for financing activities - discontinued operations	—	—	—	—	—	—	—
Cash used for financing activities	—	(1,563)	(2,676)	(1,941)	(2,853)	7,334	(1,699)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(118)	—	(118)
Net decrease in cash and cash equivalents	—	(1)	—	(1,662)	392	1,171	(100)
Cash and cash equivalents at beginning of year	—	1	—	2,524	3,081	(4,850)	756
Cash and cash equivalents at end of year	$—	$—	$—	$862	$3,473	$(3,679)	$656

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2017
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities
Cash provided by operating activities - continuing operations	$—	$2,787	$618	$503	$1,804	$(5,043)	$669
Cash provided by operating activities - discontinued operations	—	—	—	—	65	—	65
Cash provided by operating activities	—	2,787	618	503	1,869	(5,043)	734

Cash flows from investing activities
Proceeds from investments	—	224	1,683	587	582	(3,008)	68
Payments for investments	—	(261)	(1,141)	(29)	(2,259)	3,626	(64)
Net sales (purchases) of short-term investments — non-fiduciary	—	—	—	(215)	(17)	—	(232)
Acquisition of businesses, net of cash acquired	—	—	—	—	(1,029)	—	(1,029)
Sale of businesses, net of cash sold	—	—	—	—	4,246	—	4,246
Capital expenditures	—	—	—	—	(183)	—	(183)
Cash provided by (used for) investing activities - continuing operations	—	(37)	542	343	1,340	618	2,806
Cash used for investing activities - discontinued operations	—	—	—	—	(19)	—	(19)
Cash provided by (used for) investing activities	—	(37)	542	343	1,321	618	2,787

Cash flows from financing activities
Share repurchase	—	(2,399)	—	—	—	—	(2,399)
Advances from (to) affiliates	—	426	(1,160)	95	(1,966)	2,605	—
Issuance of shares for employee benefit plans	—	(121)	—	—	—	—	(121)
Issuance of debt	—	544	—	1,100	10	—	1,654
Repayment of debt	—	(835)	—	(1,150)	(14)	—	(1,999)
Cash dividends to shareholders	—	(364)	—	—	—	—	(364)
Noncontrolling interests and other financing activities	—	—	—	—	(36)	—	(36)
Cash provided by (used for) financing activities - continuing operations	—	(2,749)	(1,160)	45	(2,006)	2,605	(3,265)
Cash used for financing activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) financing activities	—	(2,749)	(1,160)	45	(2,006)	2,605	(3,265)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	69	—	69
Net increase in cash and cash equivalents	—	1	—	891	1,253	(1,820)	325
Cash and cash equivalents at beginning of year (1)	—	—	—	1,633	1,828	(3,030)	431
Cash and cash equivalents at end of year	$—	$1	$—	$2,524	$3,081	$(4,850)	$756

(1)
Includes $5 million of discontinued operations at December 31, 2016.